SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company CODM is the Executive Office comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States. NAFTA produces hot briquetted iron and flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the NAFTA operations includes sourcing from iron ore captive mines in Mexico to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements. The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•ACIS produces a combination of flat, long and tubular products. Its steel facilities are located in South Africa,
Ukraine and Kazakhstan. The raw material supply of the ACIS operations includes sourcing from iron ore captive mines in Kazakhstan and Ukraine and coal captive mines in Kazakhstan.
•Mining segment comprises the mines owned by ArcelorMittal in Canada and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2023
Sales to external customers	6,783	5,876	21,212	2,698	530	8	—	37,107
Intersegment sales**	65	1,018	209	136	1,054	5	(2,487)	—
Operating income (loss)	1,117	876	933	(240)	599	(185)	17	3,117
Depreciation and amortization	253	177	603	145	112	20	—	1,310
Capital expenditures	237	382	701	223	372	101	(18)	1,998
Six months ended June 30, 2022
Sales to external customers	7,385	6,291	26,377	3,189	727	9	—	43,978
Intersegment sales**	28	1,061	115	381	1,211	8	(2,804)	—
Operating income (loss)	1,871	1,875	4,144	323	974	(136)	(124)	8,927
Depreciation and amortization	186	129	652	211	120	18	—	1,316
Capital expenditures	202	213	398	197	162	12	—	1,184

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2023	2022
Operating income	3,117	8,927
Income from investments in associates, joint ventures and other investments	711	1,137
Financing costs - net	(361)	(427)
Income before taxes	3,467	9,637
Income tax expense	(420)	(1,381)
Net income (including non-controlling interests)	3,047	8,256
Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2023	2022
Americas
United States	4,807	4,768
Brazil	4,152	4,545
Canada	1,783	2,281
Mexico	1,683	1,463
Argentina	909	856
Others Americas	612	960
Total Americas	13,946	14,873
Europe
Germany	3,685	4,236
France	2,794	3,288
Poland	2,420	3,399
Spain	2,256	2,665
Italy	1,415	2,396
Belgium	1,133	1,071
Netherlands	806	1,046
United Kingdom	755	952
Czech Republic	681	848
Turkey	524	685
Russia	494	420
Ukraine	195	275
Romania	192	312
Others Europe	2,564	3,499
Total Europe	19,914	25,092
Asia & Africa
South Africa	974	1,308
Morocco	385	416
Egypt	22	76
Rest of Africa	284	289
China	364	345
Kazakhstan	298	370
South Korea	176	240
India	59	47
Rest of Asia	685	922
Total Asia & Africa	3,247	4,013
Total	37,107	43,978
Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2023	2022
Flat products	20,738	25,208
Long products	7,834	9,682
Tubular products	1,220	1,477
Mining products	564	837
Others	6,751	6,774
Total	37,107	43,978
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2023 and 2022, respectively:

Six months ended June 30, 2023	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,223	5,487	18,526	2,206	—	—	32,442
Non-steel sales [1]	313	79	1,060	258	516	—	2,226
By-product sales [2]	48	82	785	82	—	—	997
Other sales [3]	199	228	841	152	14	8	1,442
Total	6,783	5,876	21,212	2,698	530	8	37,107

Six months ended June 30, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	7,153	5,877	23,720	2,767	—	—	39,517
Non-steel sales [1]	10	87	1,124	227	708	—	2,156
By-product sales [2]	64	67	641	84	—	—	856
Other sales [3]	158	260	892	111	19	9	1,449
Total	7,385	6,291	26,377	3,189	727	9	43,978
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron (following the acquisition of ArcelorMittal Texas HBI on June 30, 2022);
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.